Fee and Commission Income - Summary of Fee and Commission Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee and commission income (expense) [abstract]
Fee income from asset management	€ 1,853	€ 2,126	€ 1,702
Commission income	594	535	562
Other	112	140	144
Total fee and commission income	€ 2,558	€ 2,802	€ 2,408